SUMMARY OF MATERIAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
SUMMARY OF MATERIAL ACCOUNTING POLICIES
Accounting policy for Basis of presentation

Basis of presentation

These Annual Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

Accounting policy for Basis of measurement

Basis of measurement

These Annual Financial Statements were prepared on the historical cost basis except for certain financial instruments that are measured at fair value at the end of the reporting period (see Note 20).

Accounting policy for Presentation and functional currency	Presentation and functional currency These Annual Financial Statements are presented in Canadian dollars which is GFL’s functional currency.
Accounting policy for Basis of consolidation

Basis of consolidation

Subsidiaries are entities controlled by GFL. Control exists when GFL has power over an entity, exposure or rights to variable returns from GFL’s involvement with the entity, and the ability to use its power over the entity to affect the amount of GFL’s returns. The financial accounts and results of subsidiaries are included in these Annual Financial Statements of GFL from the date that control commences until the date that control ceases.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with GFL’s accounting policies. All intercompany assets and liabilities, equity, income, expenses and cash flows relating to transactions between GFL and its subsidiaries are eliminated in full on consolidation.

Accounting policy for Business combinations

Business combinations

Acquisitions of subsidiaries and businesses are accounted for using the acquisition method with the results of operations consolidated with those of GFL from the date of acquisition. The consideration for each acquisition is measured as the aggregate of the fair values of assets given, liabilities incurred or assumed and the equity instruments issued by GFL in exchange for control of the acquired company or business. Acquisition-related costs are recognized in the consolidated statement of operations as incurred.

GFL’s growth strategy is to focus on generating organic growth from all of its operating segments. In addition to organic growth, GFL deploys an active acquisition strategy involving the integration of acquired businesses into each of its operating segments through integration of property and equipment, back office functions, improving route density and realignment of disposal alternatives to effect synergies and maximize profits. Goodwill arising from acquisitions is largely attributable to the assembled workforce of the acquisitions, the potential synergies with the acquiree, and intangible assets that do not qualify for separate recognition.

The determination of the fair values of acquired intangible assets and acquired landfill assets requires GFL to make significant estimates and assumptions. The significant assumptions used to value acquired intangible assets and acquired landfill assets include, among others, future expected cash flows and discount rate.

Accounting policy for Equity accounting for joint arrangements and associates

Equity accounting for joint arrangements and associates

Associates are all entities over which GFL has significant influence but not control or joint control. Investments in associates are accounted for using the equity method of accounting after initially being recognized at cost.

Joint arrangements are classified as either joint operations or joint ventures. The classification depends on contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement. Interests in joint ventures are accounted for by GFL using the equity method, after initially being recognized at cost.

An investment is considered to be impaired if there are objective evidences of impairments, as a result of one or more events that occurred after the initial recognition, and those events have negative impacts on the future cash flows of the investment that can be reliably estimated. The investment is reviewed at each balance sheet date to determine whether there is any indication of impairment.

Accounting policy for Property and equipment

Property and equipment

Property and equipment are stated at cost, less accumulated depreciation and impairment. Assets are depreciated to residual values over their estimated useful lives, with depreciation commencing when an asset is ready for use. Significant parts of property and equipment that have different depreciable lives are depreciated separately. Judgment is used in determining the appropriate level of componentization.

Depreciation is computed on a straight-line basis, unless otherwise stated, using the following useful lives:

Type of property and equipment	Depreciation term
Buildings and improvements	10 to 30 years or term of lease
Landfills	Units of production
Vehicles	10 to 20 years
Machinery and equipment	3 to 20 years
Containers	5 to 10 years
Right-of-use assets	Shorter of lease term or life of underlying asset(s)

The costs of repair and maintenance activities are recognized in the consolidated statement of operations as incurred. Distinguishing major inspections and overhaul from repairs and maintenance in determining which costs are capitalized is a matter of management judgement.

An item of property and equipment is de-recognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on de-recognition of the asset (calculated as the difference between net disposal proceeds and the carrying amount of the asset) is included as a gain or loss in the consolidated statement of operations in the period the asset is de-recognized.

Property and equipment are reviewed at the end of each reporting period to determine whether there is any indication of impairment. If the possibility of impairment is indicated, GFL will estimate the recoverable amount of the asset and record any impairment loss in the consolidated statement of operations.

Assets under development are not depreciated until they are available for use.

Accounting policy for Landfill assets

Landfill assets

Landfill assets represent the cost of landfill airspace, including original acquisition cost and landfill construction and development costs, incurred during the operating life of the site. Landfill assets also include capitalized landfill closure and post-closure costs, net of accumulated amortization, and the cost of either new or landfill expansion permits.

The original cost of landfill assets, together with incurred and projected landfill construction and development costs, is amortized on a per unit basis as landfill airspace is consumed.

Landfill assets are amortized over their total available disposal capacity representing the sum of estimated permitted airspace capacity (having received the final permit from the governing authorities) plus future permitted airspace capacity, representing an estimate of airspace capacity that management believes is probable of being permitted based on the following criteria:

●	Personnel are actively working to obtain the permit or permit modifications necessary for expansion of an existinglandfill, and progress is being made on the project;
●	It is probable that the required approvals will be received within the normal application and processing periods for approvals in the jurisdiction in which the landfill is located;
●	GFL has a legal right to use or obtain land associated with the expansion plan;
●	There are no significant known political, technical, legal or business restrictions or issues that could impair the success of the expansion effort;
●	Management is committed to pursuing the expansion; and
●	Additional airspace capacity and related costs have been estimated based on the conceptual design of the proposed expansion.

GFL has been successful in receiving approvals for expansions pursued; however, there can be no assurance that GFL will be successful in obtaining approvals for landfill expansions in the future.

Accounting policy for Intangible assets

Intangible assets

Intangible assets are stated at cost, less accumulated amortization and impairment, and consist of customer lists, municipal and other commercial contracts, trade name, licenses and permits, non-compete agreements and Certificates of Approvals or Environmental Compliance Approvals (“C of A”). C of As provide GFL with certain waste management rights in the province or state of issuance. C of As that do not expire are considered to have an indefinite life and therefore are not subject to amortization. C of As that relate to a leased facility are amortized over the lease term.

Amortization is based on the estimated useful life using the following methods and rates:

Type of intangible asset		Amortization term
Indefinite life C of A		Indefinite
Customer lists and municipal contracts	Straight-line	5 to 10 years
Trade name, definite life C of A and other assets	Straight-line	1 to 15 years
Non-compete agreements	Straight-line	5 years

Intangible assets with indefinite useful lives are tested at least annually, at the cash-generating unit (“CGU”) level for impairment. The assessment of indefinite life is reviewed annually to determine whether the indefinite life assessment continues to be supportable. If not, the change in the useful life assessment from indefinite to finite is made on a prospective basis. Intangible assets with finite lives are amortized over the useful economic life on a straight-line basis and assessed for impairment whenever there is an indication that the intangible asset may be impaired. Amortization expense is included as part of cost of sales.

Accounting policy for Goodwill

Goodwill

Goodwill arising on an acquisition of a business represents the excess of the purchase price over the fair value of the net identifiable assets of the acquired business. Goodwill is carried at cost as established at the date of acquisition of the business less accumulated impairment losses, if any.

For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to CGUs based on the lowest level within the entity in which the goodwill is monitored for internal management purposes. The allocation is made to those CGUs that are expected to benefit from the business combination in which the goodwill arose. GFL tests its goodwill for impairment at the operating segment level. Any potential impairment of goodwill is identified by comparing the recoverable amount of a CGU to its carrying value. Goodwill is reduced by the amount of deficiency, if any. If the deficiency exceeds the carrying amount of goodwill, the carrying values of the remaining assets in the CGUs are reduced by the excess on a pro-rata basis. GFL tests goodwill for impairment annually or more frequently if there are indications of impairment.

The recoverable amount of a CGU is the higher of the estimated fair value less costs of disposal or value-in-use of the CGU. In assessing value-in-use, the estimated future cash flows are discounted using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the CGU.

Accounting policy for Landfill closure and post-closure obligations

Landfill closure and post-closure obligations

GFL recognizes the estimated liability for an asset retirement obligation (“ARO”) that results from acquisition, construction, development or normal operations in the year in which it is incurred. Costs associated with capping, closing and monitoring a landfill or portions of a landfill, after it ceases to accept waste, are initially measured at the discounted future value of the estimated cash flows over the landfill’s operating life. The operating life represents the period over which the landfill receives waste. This value is capitalized as part of the cost of the related asset and amortized over the asset’s useful life.

The determination of the obligations requires GFL to make significant estimates and assumptions. The significant assumptions include the estimates of future expenditures of landfill capping, closure and post-closure activities, which are prepared by internal and third-party engineering specialists and reviewed at least once annually and consider, amongst other things, regulations that govern each site. The estimated liabilities are valued using present value techniques that consider and incorporate assumptions and considerations marketplace participants would use in the determination of those estimates, including inflation, markups, inherent uncertainties due to the timing of work performed, information obtained from third parties, quoted and actual prices paid for similar work and engineering estimates. Inflation assumptions are based on management’s evaluation of current and future economic conditions and the expected timing of these expenditures. Estimates are discounted applying the risk-free rate, which is a rate that is essentially free of default risk. In determining the risk-free rate, consideration is given to both current and future economic conditions and the expected timing of expenditures.

Accounting policy for Revenue recognition

Revenue recognition

GFL records revenue when control is transferred to the customer which is the time that the service is provided. Revenue is measured based on the consideration specified in a contract with a customer or consideration agreed by a customer. Revenue excludes amounts collected on behalf of third parties. GFL recognizes revenue from the following major sources:

Collection and disposal of solid waste

GFL generates revenue through fees charged for the collection of solid waste including recyclables, from its municipal, residential and commercial and industrial customers. Revenues from these contracts are influenced by a variety of factors including collection frequency, type of service, type and volume or weight of waste and type of equipment and containers furnished to the customer.

Our municipal customer relationships are generally supported by contracts ranging from three to ten years. Our municipal collection contracts provide for fees based upon a per household, per tonne or ton, per lift or per service basis and often provide for annual price increases indexed to the Consumer Price Index (“CPI”), other waste related indices and market costs for fuel. We provide regularly scheduled service to a large percentage of our commercial and industrial customers under contracts with three to five year terms with automatic renewals, volume-based pricing and CPI, fuel and other adjustments. Other commercial and industrial customers are serviced on an “on- call” basis, for which revenue is recognized when the service has been provided.

Certain future variable considerations of long-term customer contracts may be unknown upon entering into the contract, including the amount that will be billed in accordance with annual CPI, market costs for fuel and commodity prices. The amount to be billed is often tied to changes in an underlying base index such as a CPI or a fuel or commodity index, and revenue is recognized once the index is established for the future period. GFL does not disclose the value of unsatisfied performance obligations for these contracts as its right to consideration corresponds directly to the value provided to the customer for services completed to date and all future variable consideration is allocated to wholly unsatisfied performance obligations.

In addition to handling GFL’s own collected waste volumes, its transfer stations, material recovery facilities (“MRFs”), landfills and organic waste processing facilities generate revenue from tipping fees paid to GFL by municipalities and third-party haulers and waste generators, processing fees, and the sale of recycled commodities. GFL also operates MRFs, transfer stations and landfills for municipal owners under a variety of compensation arrangements, including fixed fee arrangements or on a tonnage or other basis. Revenue is recognized at the time service is provided.

Collection and disposal of liquid waste

GFL generates revenue through fees charged for the collection, management, transportation, processing and disposal of a wide variety of industrial and commercial liquid wastes. Revenue is primarily derived from fees charged to customers on a per service, volume and/or hour basis. Revenues from these contracts are influenced by a variety of factors including timing of contract, type of service, type and volume of liquid waste and type of equipment used. Revenue in the liquid waste business is also derived from the stewardship return incentives paid by most Canadian provinces in which GFL has liquid waste operations, as well as from the sale of used motor oil, solvents and downstream products to third parties. The fees received from third parties are based on the market, type and volume of material sold. Revenue is recognized at the time when service is provided. Revenue recognized under these agreements is variable in nature based on volumes and commodity prices at the time of sale, which are unknown at contract inception.

Accounting policy for Share based payments

Share-based payments

Share options issued by GFL as remuneration of its key employees, officers, and directors are settled in subordinate voting shares and are accounted for as equity-settled awards.

The fair value of options granted is measured using either the Black-Scholes option pricing model or the Monte Carlo simulation methods, which rely on estimates of the expected risk-free interest rate, expected dividend payments, expected share price volatility, the value of GFL’s shares and the expected average life of the options. GFL believes these models adequately capture the substantive features of the option awards and are appropriate to calculate their fair values.

The fair value of the options determined at the grant date is expensed over the vesting period using an accelerated method of amortization, with a corresponding increase to contributed surplus. Expense related to share-based payments is included as part of selling, general and administrative expense. Upon exercise of options, the amount recognized in contributed surplus for the awards and the cash received upon exercise are recognized as an increase in share capital.

GFL has a long-term incentive plan (“LTIP”) to grant long-term equity-based incentives, including options, performance stock units (“PSUs”), restricted stock units (“RSUs”), and deferred share units (“DSUs”) to eligible participants. Each award represents the right to receive subordinate voting shares, or in the case of PSUs and RSUs, subordinate voting shares and/or cash, in accordance with the terms of the LTIP.

The fair value of the RSUs and DSUs granted are based on the closing price of the subordinate voting shares on the day prior to the grant. The fair value of the RSUs and DSUs are recognized as compensation expense over the vesting period.

Accounting policy for Income taxes

Income taxes

Income tax expense or recovery is comprised of current and deferred income taxes. It is recognized in the consolidated statement of operations, except to the extent that the expense relates to items recognized directly in equity.

A current or non-current tax liability/asset is the estimated tax payable/receivable on taxable income for the period, and any adjustments to taxes payable with respect to previous periods.

The liability method is used to account for deferred tax assets and liabilities, which arise from temporary differences between the carrying amount of assets and liabilities recognized in the consolidated statement of financial position and their corresponding tax basis. The carry forward of unused tax losses and credits are recognized to the extent that it is probable they can be used in the future.

The carrying amount of deferred income tax assets is reviewed at each reporting date and reduced to the extent it is no longer probable that the deferred income tax asset will be recovered.

Deferred income tax assets and liabilities are calculated at the tax rates that are expected to apply when the asset or liability is recovered or settled. Current and deferred tax assets and liabilities are calculated using tax rates that have been enacted or substantively enacted at the end of the reporting date.

Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

Deferred tax income liabilities are offset if a legally enforceable right exists to set off current income tax assets against current income tax liabilities and the deferred tax relates to the same taxable entity and the same taxation authority.

Accounting policy for Financial instruments

Financial instruments

Classification and measurement

All financial assets and liabilities are recognized initially at fair value plus or minus transaction costs, except for financial instruments at fair value through profit or loss (“FVTPL”), for which transaction costs are expensed.

Debt financial instruments are subsequently measured at FVTPL, fair value through other comprehensive income (“FVTOCI”), or amortized cost using the effective interest rate method. GFL determines the classification of its financial assets based on GFL’s business model for managing the financial assets and whether the instruments’ contractual cash flows represent solely payments of principal and interest on the principal amount outstanding.

GFL’s derivatives designated as a hedging instrument in a qualifying hedge relationship are subsequently measured at FVTOCI. Equity instruments that meet the definition of a financial asset, if any, are subsequently measured at FVTPL or elected irrevocably to be classified at FVTOCI at initial recognition. Derivatives not designated in a qualified hedge relationship are measured at FVTPL.

Financial liabilities are subsequently measured at amortized cost using the effective interest method or at FVTPL in certain circumstances or when the financial liability is designated as such. For financial liabilities that are designated as FVTPL, the amount of change in the fair value of the financial liability that is attributable to changes in GFL’s own credit risk of that liability is recognized in other comprehensive income or loss unless the recognition of the effects of changes in the liability’s credit risk in other comprehensive income or loss would create or enlarge an accounting mismatch in the consolidated statement of operations. The remaining amount of change in the fair value of the liability is recognized in the consolidated statement of operations. Changes in the fair value of a financial liability attributable to GFL’s own credit risk, if any, are recognized in other comprehensive income or loss and are not subsequently reclassified to the consolidated statement of operations; instead, they are transferred to retained earnings, upon de-recognition of the financial liability.

All of GFL’s financial assets are categorized within the amortized cost measurement category. All of GFL’s financial liabilities, with the exception of deferred foreign exchange derivatives and the Purchase Contracts (as defined below), are also categorized within the amortized cost measurement category. Deferred foreign exchange derivatives, which qualify for hedge accounting, are categorized within the FVTOCI category and the Purchase Contracts, which is a financial liability with embedded derivative features, is categorized within the FVTPL category.

Impairment

GFL uses a forward-looking Expected Credit Loss (“ECL”) model to determine impairment of financial assets. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that GFL expects to receive.

For trade receivables, GFL applies the simplified approach and has determined the allowance based on lifetime ECLs at each reporting date. GFL establishes a provision that is based on GFL’s historical credit loss experience, adjusted for forward-looking factors specific to the customers and the economic environment.

Hedge accounting

GFL is exposed to the risk of currency fluctuations and has entered into currency derivative contracts and is exposed to the risk of fuel price fluctuations and has entered into fuel derivative contracts to hedge a portion of this exposure on the basis of planned transactions. Where hedge accounting is applied, the criteria are documented at the inception of the hedge and updated at each reporting date. GFL documents the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking the hedging transactions. GFL also documents its assessment, at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items.

Accounting policy for Basis of fair values

Basis of fair values

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

●	In the principal market for the asset or liability, or
●	In the absence of a principal market, in the most advantageous market for the asset or liability.

GFL uses valuation techniques that it believes are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs. All assets and liabilities for which fair value is measured or disclosed are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1 — quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 —  inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 — are unobservable inputs for the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

Accounting policy for Critical accounting judgments and estimates

Critical accounting judgments and estimates

The preparation of the Annual Financial Statements in conformity with IFRS requires management to make estimates, assumptions and judgments that affect the reported amounts of assets, liabilities, revenue and expense for the period. Such estimates relate to unsettled transactions and events as of the date of the Annual Financial Statements. Accordingly, actual results may differ from estimated amounts as transactions are settled in the future. Estimates and assumptions are reviewed on an ongoing basis. Revisions to estimates are applied prospectively.

The following areas are the critical judgments and estimates that management has made in applying GFL’s accounting policies and that have the most significant effect on amounts recognized in the Annual Financial Statements:

●	Determining the fair value of acquired assets and liabilities in business combinations, specifically the fair value of acquired intangible assets and acquired landfill assets
●	Estimating the amount and timing of the landfill closure and post-closure obligations, specifically the estimated future expenditures associated with landfill capping, closure and post-closure activities
●	Determining the key assumptions for impairment testing for long-lived assets

Accounting policy for Foreign currency translation

Foreign currency translation

Functional currency

Items related to GFL’s subsidiaries are measured using the currency of the primary economic environment in which each entity operates (the functional currency). Foreign currency transactions are translated into the functional currency of each entity using the exchange rates prevailing at the date of the transactions or valuation when items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the remeasurement at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statement of operations.

Foreign operations

GFL’s foreign operations are conducted through its subsidiaries located in the United States of America (“US subsidiaries”), whose functional currency is the United States dollar.

The assets and liabilities of these US subsidiaries are translated into the presentation currency of GFL using the exchange rate at the reporting date. Revenues and expenses are translated at the average exchange rate for the period. The resulting foreign exchange translation differences are recorded as a currency translation adjustment in other comprehensive income or loss.

Accounting policy for New and amended standards adopted

New and amended standards adopted

A number of amended standards became applicable for the current reporting period. GFL was not required to change its accounting policies or make retrospective adjustments as a result of adopting the applicable amended standards.

Accounting policy for New accounting standards issued but not yet effective

New accounting standards issued but not yet effective

Certain new accounting standards and interpretations have been published that are not mandatory for the current period and have not been early adopted. For those standards and interpretations applicable to GFL, they are not expected to have a material impact on the Annual Financial Statements in future periods.